Financial Assets at FVPL/Available-for-Sale Financial Investments - Summary of Details on Investment in Rocket (Detail) € / shares in Units, ₱ in Millions, € in Millions	12 Months Ended
	Dec. 31, 2018 PHP (₱)	Dec. 31, 2018 EUR (€) € / shares	Dec. 31, 2017 PHP (₱)	Dec. 31, 2017 EUR (€) € / shares	Dec. 31, 2016 PHP (₱)	Dec. 31, 2016 EUR (€) € / shares
Disclosure Of Financial Assets [Line Items]
Total market value as at beginning of the year (in million pesos)	₱ 15,165
Total market value as at end of the year (in million Euros)			₱ 15,165
Recognized in profit or loss (in million pesos)			(540)		₱ (5,381)
Rocket Internet S E [Member]
Disclosure Of Financial Assets [Line Items]
Total market value as at beginning of the year (in million pesos)	12,848		10,058
Impairment loss			(540)
Fair value adjustment in other comprehensive income			3,330
Total market value as at end of the year (in million Euros)	3,128		12,848		10,058
Recognized in profit or loss (in million pesos)			(540)		(5,381)
Fair value adjustment in profit or loss	(157)
Disposal of investments	(9,563)
Rocket [Member] | Rocket Internet S E [Member]
Disclosure Of Financial Assets [Line Items]
Total market value as at beginning of the year (in million pesos)	12,848	€ 213	10,058	€ 193	14,587
Closing price per share at end of the year (in Euros) | € / shares		€ 20.18		€ 21.13		€ 19.13
Total market value as at end of the year (in million Euros)	3,128	€ 52	12,848	€ 213	10,058	€ 193
Total cost of sold shares (in million pesos)	9,563
Net gains (losses) recognized during the year (in million pesos)	(157)		2,790		(4,529)
Recognized in profit or loss (in million pesos)	₱ (157)		(540)		(5,381)
Recognized in other comprehensive loss (in million pesos)			₱ 3,330		₱ 852